Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11. Goodwill:

Changes in the carrying amount of goodwill are as follows:

	December 31,
	2024	2023
Balance, beginning of year	$3,066	$2,958
Impact of foreign exchange changes	(190)	108
Balance, end of year	$2,876	$3,066

Goodwill of $2,876 (December 31, 2023 - $3,066), relates to the acquisition of Westport Fuel Systems Netherlands Holding B.V. (formerly known as Prins Autogassystemen Holding B.V.) in 2014. The Company completed its annual assessment of impairment and concluded that goodwill of $2,876 related to the Light-Duty segment was not impaired as at December 31, 2024.